Related Party Balances and Transactions - Schedule of Related Parties’ Relationships (Details)	12 Months Ended
Mar. 31, 2025
Hongyu Zhang [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Former Shareholder; director of various subsidiaries
Limin Liu [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Chief Executive Officer
Bingzhong Wang [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Director of the Company
Ming Ni [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Chief Operating Officer
Pengyuan Fan [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Director of the Company
Mrs. Wang [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Spouse of Mr. Bingzhong Wang
Northstar [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Non-controlling interest of Metalpha before November 30, 2023, and minority shareholder of the Company after October 1, 2023
Polaris Investment Management PTE Limited [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Related companies of Polaris Technologies Group Limited
Antpool Technologies Limited [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Shareholder of Northstar
Folius Venture LLC [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Shareholder
LSQ Investment Fund SPC – Next Generation Fund I SP [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Bingzhong Wang act as director of the Company while LSO Capital Limited as Sub-Investment Manager